January 14, 2022

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund (the “Registrant”)
Post-Effective Amendment No. 2 to Registration Statement on Form N-2
(1933 and 1940 Act File Nos.: 333-255236; 811-21519)

Ladies and Gentlemen:

On behalf of the above-referenced Registrant, transmitted herewith, pursuant to the Securities Act of 1933, as amended (“1933 Act”) and the Investment Company Act of 1940, as amended (the “1940 Act”), is a post-effective amendment to the Registrant’s registration statement on Form N-2 filed pursuant to Section 8(c) of the 1933 Act (the “Amendment”). The Amendment transmitted herewith contains conformed signature pages, the manually signed originals of which will be maintained at the offices of the Registrant.

The filing represents the annual update for the Registrant and would, if the Registrant were an open-end investment company, be filed pursuant to Rule 485(b) under the 1933 Act. The Amendment is being filed for the purpose of updating the Registrant’s financial statements and making other nonmaterial changes. The Registrant’s investment strategies and investment policies have not changed from its previous filing, which was subject to Staff review and declared effective on June 28, 2021 (Accession No. 0000940394-21-000066) (the “June Filing”).

Based on the foregoing, the Registrant requests that the Staff, in reviewing the prospectus and SAI included in the Amendment, use the selective review procedure set forth in ADI 2018-06, Requests for Selective Review in processing the Amendment. The Registrant seeks effectiveness of the Amendment no later than February 23, 2022. To facilitate the Staff’s review, the Registration Statement has been marked to show changes from the June Filing.

The Registrant has received an order under Section 19(b) to permit it to make periodic capital gains dividends with respect to its common shares as frequently as twelve times each year, and as frequently as dividends are specified by or determined in accordance with the terms of any outstanding preferred shares that such Registrant may issue.

If you have any questions or comments concerning the enclosed Amendment, please contact the undersigned at (617) 672-8215.

Sincerely,

/s/ Jordan M. Beksha

Jordan M. Beksha, Esq.